Common Stock: (Details Textual) (USD $)	9 Months Ended	0 Months Ended	12 Months Ended
	Sep. 30, 2014	Aug. 05, 2013	Dec. 31, 2013	Aug. 21, 2013	Feb. 28, 2013	Dec. 31, 2012	Aug. 23, 2013	May 17, 2013
Class of Stock [Line Items]
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000			300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001			$ 0.0001
Common Stock, Shares, Issued	22,131,866		21,740,006		19,000,000	21,690,406
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000	50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares, Outstanding	22,131,866		21,740,006			21,690,406
Surrender Of Share	20,178,000		20,178,000
Stock Issued During Period, Shares, Issued for Services	25,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share			$ 1.00
Blue Flash Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares, Outstanding	100
Business Acquisition, Equity Interest Issued or Issuable, Description	each share of common stock of BlueFlash, $0.0001 par value per share was automatically converted into 2.242 shares of Neurotrope Common Stock.	each share of common stock of BlueFlash, $0.0001 par value per share (BlueFlash Common Stock) was automatically converted into 2.242 shares of Neurotrope Common Stock.
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.01
Stock Issued During Period, Shares, Conversion of Convertible Securities	348,000
Stock Issued During Period, Shares, Issued for Services	43,860		49,600
Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	348,000
NBI [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized					45,000,000
Common Stock, Par or Stated Value Per Share					0.01
Common Stock, Shares, Issued					1,000
Common Stock, Shares, Outstanding					1,000
NBI [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share							$ 1.00	$ 1.00
NBI [Member] | Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized				57,000,000
NBI [Member] | Minimum [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized				45,000,000
Blue Flash [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		100